Allowance for Credit Losses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Accounts Receivable, Allowance for Credit Loss [Roll Forward]
Beginning Balance	$ 454	$ 118	$ 419
Provision for expected credit losses	712	729	752
Write-offs and recoveries collected	(124)	(393)	(1,053)
Ending Balance	$ 1,042	$ 454	$ 118